Average Annual Total Returns		12 Months Ended	22 Months Ended	34 Months Ended	39 Months Ended	60 Months Ended	61 Months Ended	83 Months Ended	87 Months Ended	89 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		24.51%	25.24%		10.87%	14.28%		13.90%	14.03%			12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		33.36%				18.96%						16.78%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		25.02%				14.53%						13.10%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		22.10%				11.47%			12.58%
Russell 2000® Growth Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		15.15%				6.86%						8.09%
Russell 2000 Value® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		8.05%				7.29%						7.14%
Russell 2000 Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		11.54%			1.80%
Russell 1000® Value Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		14.37%	13.21%			8.68%		8.91%
MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		17.49%				10.06%					9.37%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		5.53%		2.94%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		1.25%				(0.33%)				0.99%		1.35%
Bloomberg Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		2.47%				0.33%						1.45%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		1.05%				0.99%	1.06%					2.25%
Bloomberg Municipal 1-15 Year Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Year Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		0.88%				1.08%	1.14%					2.04%
Bloomberg Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		1.20%				(0.74%)						0.91%
MSCI Europe Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Europe Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		1.79%				4.90%						4.98%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		7.50%				1.70%						3.64%
Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		17.07%				10.32%						12.54%
Brown Advisory Growth Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		3.35%				6.06%						9.34%
Brown Advisory Growth Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.44%				7.99%						9.88%
Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		16.77%				10.04%						12.26%
Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		17.22%				10.49%						12.70%
Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		23.73%				14.49%						12.98%
Brown Advisory Flexible Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return After Taxes on Distributions
Average Annual Return, Percent		22.42%				13.53%						12.24%
Brown Advisory Flexible Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.04%				11.48%						10.69%
Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		23.42%				14.20%						12.70%
Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		23.93%				14.66%						13.15%
Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		20.22%				15.74%						16.12%
Brown Advisory Sustainable Growth Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		18.81%				15.37%						15.61%
Brown Advisory Sustainable Growth Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.03%				12.73%						13.56%
Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		19.90%				15.45%						15.83%
Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		20.38%				15.92%						16.30%
Brown Advisory Mid-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.09%				7.39%			9.98%
Brown Advisory Mid-Cap Growth Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		15.09%				6.43%			9.24%
Brown Advisory Mid-Cap Growth Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.94%				5.56%			7.86%
Brown Advisory Mid-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.29%				7.56%			10.16%
Performance Inception Date	Jul. 02, 2018
Brown Advisory Mid-Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Performance Inception Date	Oct. 02, 2017
Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		4.34%				5.75%						8.86%
Brown Advisory Small‑Cap Growth Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		3.03%				4.45%						7.47%
Brown Advisory Small‑Cap Growth Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.57%				4.48%						6.95%
Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		4.12%				5.50%						8.59%
Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		4.51%				5.91%						9.02%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		11.87%				7.92%						7.33%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		8.02%				6.52%						6.01%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.68%				6.13%						5.67%
Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		11.60%				7.64%						7.06%
Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		12.08%				8.09%						7.50%
Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		17.50%	16.00%
Performance Inception Date	Sep. 30, 2021
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		6.81%			0.74%
Performance Inception Date	Sep. 30, 2021
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		6.58%			0.68%
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.12%			0.56%
Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		7.03%			0.92%
Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		17.23%	15.74%
Performance Inception Date	Feb. 28, 2023
Brown Advisory Sustainable Value Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		16.55%	15.24%
Brown Advisory Sustainable Value Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.56%	12.11%
Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		14.00%				10.12%					11.29%
Performance Inception Date	Jul. 01, 2015
Brown Advisory Global Leaders Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		13.90%				9.99%					11.20%
Brown Advisory Global Leaders Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.36%				8.01%					9.35%
Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		14.14%				10.28%					11.45%
Performance Inception Date	Oct. 31, 2018
Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.59%		2.49%
Performance Inception Date	Feb. 28, 2022
Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.50%		2.31%
Performance Inception Date	Feb. 28, 2022
Brown Advisory Sustainable International Leaders Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		1.42%		2.29%
Brown Advisory Sustainable International Leaders Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.27%		1.89%
Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.11%				0.08%						1.28%
Brown Advisory Intermediate Income Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		0.65%				(0.88%)						0.31%
Brown Advisory Intermediate Income Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.24%				(0.32%)						0.57%
Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.78%				(0.18%)						1.02%
Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		0.93%				(0.41%)				0.83%
Performance Inception Date	Aug. 07, 2017
Brown Advisory Sustainable Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		(0.84%)				(1.68%)				(0.43%)
Brown Advisory Sustainable Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.54%				(0.77%)				0.16%
Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		0.98%				(0.36%)				0.88%
Performance Inception Date	Jul. 02, 2018
Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.65%				0.65%						1.67%
Brown Advisory Maryland Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		1.61%				0.63%						1.63%
Brown Advisory Maryland Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.27%				1.10%						1.84%
Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.38%				1.23%						2.25%
Performance Inception Date	Jun. 29, 2012
Brown Advisory Tax-Exempt Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		2.27%				1.14%						2.20%
Brown Advisory Tax-Exempt Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.92%				1.61%						2.38%
Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.54%				1.28%						2.30%
Performance Inception Date	Jul. 02, 2018
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.29%				0.49%	0.52%
Performance Inception Date	Dec. 02, 2019
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		2.15%				0.36%	0.39%
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.69%				0.82%	0.84%
Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.28%				(0.14%)						1.26%
Brown Advisory Mortgage Securities Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		(0.51%)				(1.12%)						0.23%
Brown Advisory Mortgage Securities Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.75%				(0.51%)						0.52%
Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.33%				(0.11%)						1.30%
Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.84%				8.24%						7.71%
Brown Advisory WMC Strategic European Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.74%				7.16%						6.79%
Brown Advisory WMC Strategic European Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.55%				6.49%						6.20%
Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.53%				7.95%						7.44%
Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.02%				8.38%						7.86%
Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		7.99%				4.00%						3.23%
Brown Advisory Emerging Markets Select Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		7.54%				3.86%						3.15%
Brown Advisory Emerging Markets Select Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.09%				3.22%						2.73%
Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		7.76%				3.74%						2.97%
Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		8.19%				4.16%						3.40%
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		11.53%				10.34%		10.27%
Performance Inception Date	Feb. 13, 2018
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		9.53%				8.93%		9.06%
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.29%				7.93%		8.00%
Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		11.35%				10.16%		10.10%
Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Performance Inception Date	Jun. 30, 2021